KEY DEFINITIONS (Tables)	12 Months Ended
Apr. 30, 2018
Key Definitions [Abstract]
Schedule of key definition of financial situation and possibly compare
	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Equity per share
Equity at the end of the period, TSEK	345,036	300,371	326,053
Number of shares at the end of the period, thousand *	176,406	128,620	109,353
Equity per share, SEK	1,96	2.33	2.98

Equity/Assets ratio
Equity at the end of the period, TSEK	345,036	300,371	326,053
Total assets at the end of the period, TSEK	568,075	521,583	515,579
Equity/Assets ratio	61%	58%	63%

Net liability, TSEK
Liabilities to credit institutions	0	0	20,000
Convertible loans	52,841	66,307	25,549
Other borrowings	134,419	102,419	94,395
Total borrowings	187,260	168,726	139,944

Short-term investments	0	0	20,006
Cash and cash equivalents	15,580	28,001	26,208
Total cash and cash equivalents and short-term investments	15,580	28,001	46,214
Net liability	171,680	140,724	93,730

Debt/equity ratio
Net liability, TSEK	171,680	140,724	93,730
Equity, TSEK	344,943	300,371	326,053
Debt/equity ratio	50%	47%	29%

Return on total assets
Operating income plus financial income, TSEK	(103,623)	(140,396)	(131,905)

Total assets at the beginning of the period, TSEK	521,583	515,579	514,569
Total assets at the end of the period, TSEK	568,074	521,583	515,579
Average balance sheet total, TSEK	544,828	518,581	515,074
Return on total assets	(19)%	(27)%	(26)%

Return on equity
Income before taxes, TSEK	(118,013)	(160,243)	(141,539)

Equity at beginning of period, TSEK	300,371	326,053	375,710
Equity at end of period, TSEK	345,036	300,371	326,053
Average equity, TSEK	322,706	313,212	350,882
Return on equity	(37)%	(51)%	(40)%

* Recalculation of historical values has been made taking into account capitalization issue elements in the rights issue carried out in July 2017.